Legal proceedings	12 Months Ended
Dec. 31, 2020
Legal proceedings [Abstract]
Legal proceedings

45 Legal proceedings

ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the U.S., involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of ING and/or ING and its consolidated subsidiaries.

Settlement agreement: On 4 September 2018, ING announced that it had entered into a settlement agreement with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Following the entry into the settlement agreement, ING has experienced heightened scrutiny from authorities in various countries. ING is also aware, including as a result of media reports, that other parties may, among other things, seek to commence legal proceedings against ING in connection with the subject matter of the settlement, have filed or may file requests for disciplinary proceedings against ING employees based on the Dutch “Banker’s oath”, and/or have filed requests with the Court of Appeal in The Netherlands to reconsider the prosecutor’s decision to enter into the settlement agreement with ING and not to prosecute ING or (former) ING employees. In December 2020, the Court of Appeal issued its final ruling. In this ruling the prosecutors' decision to enter into the settlement agreement with ING was upheld, making the settlement final. However, in a separate ruling, the Court ordered the prosecution of ING’s former CEO.

Findings regarding AML processes: As previously disclosed, after its September 2018 settlement with Dutch authorities concerning anti-money laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various countries. The interactions with such regulatory and judicial authorities have included, and can be expected to continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation with authorities as it seeks to improve its management of non-financial risks in terms of policies, tooling, monitoring, governance, knowledge and behaviour.

Also as previously disclosed in March 2019, ING Italy was informed by the Banca d’Italia of their report containing their conclusions regarding shortcomings in AML processes at ING Italy, which was prepared based on an inspection conducted from October 2018 until January 2019. ING Italy has been engaged in discussions with Banca d’Italia and Italian judiciary authorities. In February 2020, the Court of Milan confirmed and approved a plea bargain agreement with the Italian judiciary authorities. As a consequence, ING Italy has paid an administrative fine and disgorgement of profit. In addition, in February 2020 the Banca d’Italia imposed an administrative fine on ING Italy. Both amounts were already provisioned for in 2019.

In September 2020, the Banca d’Italia announced that the ban on onboarding new customers at ING Italy, imposed in March 2019 has been removed. The decision follows the comprehensive steps undertaken by ING Italy to strengthen its processes and management of KYC compliance risks.

ING continues to take steps to enhance its management of compliance risks and embed stronger awareness across the whole organisation. These steps are part of the global KYC programme and set of initiatives, which includes enhancing KYC files and working on various structural improvements in compliance policies, tooling, monitoring, governance, knowledge and behaviour.

Tax cases: Because of the geographic spread of its business, the Issuer may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although the Issuer believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures is uncertain and may result in liabilities which are materially different from the amounts recognised.

Litigation regarding products of a former subsidiary in Mexico: Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico. A provision has been taken in the past.

SIBOR – SOR litigation: In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (“SIBOR”) filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (“SOR”). The lawsuit refers to investigations by the Monetary Authority of Singapore (“MAS”) and other regulators, including the U.S. Commodity Futures Trading Commission (“CFTC”), in relation to rigging prices of SIBOR- and SOR based derivatives. In October 2018, the New York District Court issued a decision dismissing all claims against ING Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and directing plaintiffs to file an amended complaint consistent with the Court's rulings. In October 2018, plaintiffs filed such amended complaint, which asserts claims against a number of defendants but none against ING Bank (or any other ING entity), effectively dismissing ING Bank from the case. In December 2018, plaintiffs sought permission from the Court to file a further amended complaint that names ING Bank as a defendant. In July 2019, the New York District Court granted the defendants’ motion to dismiss and denied leave to further amend the complaint, effectively dismissing all remaining claims against ING Bank. In November 2019, plaintiffs filed an appeal against this judgment.

Claims regarding accounts with predecessors of ING Bank Turkey: ING Bank Turkey has received numerous claims from (former) customers of legal predecessors of ING Bank Turkey. The claims are based on offshore accounts held with these banks, which banks were seized by the Savings Deposit Insurance Fund (“SDIF”) prior to the acquisition of ING Bank Turkey in 2007 from OYAK. SDIF has also filed various lawsuits against ING Bank Turkey to claim compensation from ING Bank Turkey, with respect to amounts paid out to offshore account holders so far. At this moment it is not possible to assess the outcome of these procedures nor to provide an estimate of the (potential) financial effect of these claims.

Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined. ING may decide to appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the current and future litigation could become material.

As requested by the AFM, ING has reviewed a significant part of the files of clients who bought interest rate derivatives. In December 2015, the AFM concluded that Dutch banks may have to re-assess certain client files, potentially including certain derivative contracts that were terminated prior to April 2014 or other client files. As advised by the AFM, the Minister of Finance appointed a Committee of independent experts (the “Committee”) which has established a uniform recovery framework for Dutch SME clients with interest rate derivatives. ING has adopted this recovery framework and has reassessed individual files against this framework. ING has taken an additional provision for the financial consequences of the recovery framework. In 2017, ING has informed the majority of the relevant clients whether they are in scope of the recovery framework, and thus eligible for compensation, or not. Because implementation by ING of the uniform recovery framework encountered delay, ING has previously offered advance payments to customers out of the existing provision. As of December 2018, all customers in scope of the uniform recovery framework have received an offer of compensation from ING (including offers of no compensation). In June 2020, the independent derivative dispute committee rejected all claims by the client against ING in ING’s last open file under the uniform recovery framework. The last open file has been closed at the end of June 2020.

Interest surcharges claims: ING received complaints and was involved in litigation with certain individuals in the Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to commercial property. ING has reviewed the relevant product portfolio. The provision previously taken has been reversed for certain of these complaints. All claims are dealt with individually. Thus far, the courts have ruled in favour of ING in each case, ruling that ING was allowed to increase the interest surcharge based upon the essential obligations in the contract. In a relevant case the Dutch Supreme Court ruled in favor of another Dutch bank, addressing the question whether or not a bank is allowed to increase interest surcharges unilaterally. The Supreme Court ruled affirmative. ING will continue to deal with all claims individually.

Criminal proceedings regarding cash company financing: In June 2017, a Belgian criminal court ruled that ING Luxembourg assisted third parties in 2000 to commit a tax fraud in the context of the purchase of the shares of a cash company. The court convicted ING Luxembourg, among others, and ordered ING to pay a penal fine of EUR 120,000 (suspended for half of the total amount). The court also ordered ING Luxembourg jointly and severally with other parties, to pay EUR 31.48 million (together with any interest payable under applicable law) to the bankruptcy trustee of the cash company. In July 2017, ING Luxembourg filed an appeal against this judgment. A settlement with all the civil parties involved was reached in mid-2018. However, this settlement does not apply to the criminal conviction of ING Luxembourg. In January 2020, the Court of Appeal of Antwerp reformed the first judgment: ING Luxemburg benefitted from an "opschorting van de uitspraak/suspension du prononcé" which means that the conviction has been upheld, but no penal sanction has been pronounced (penalties suspended). The judgment is now final.

Mortgage expenses claims: ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. The courts in first instance have applied in their rulings different criteria regarding the reimbursement of expenses. A provision has been taken and ING Spain has filed an appeal against a number of these court decisions. Since 2018, the Spanish Supreme Court and the European Court of Justice have issued rulings setting out which party should bear notary, registration, agency, and stamp duty costs. In January 2021, the Spanish Supreme Court ruled that valuation costs of mortgages, signed prior to June 16, 2019, the date the new mortgage law entered into force, should be borne by the bank. The impact on ING was analysed and the provision mentioned above was adjusted. ING Spain has also been included, together with other Spanish banks, in three class actions filed by customer associations. In one of the class actions an agreement was reached with the association. In another class action ING filed an appeal asking the Spanish Court of Appeal to determine that the ruling of the court of first instance is only applicable to the consumers that were part of the case.

Imtech claim: In January 2018, ING Bank received a claim from Stichting ImtechClaim.nl and Imtech Shareholders Action Group B.V. on behalf of certain (former) shareholders of Imtech N.V. (“Imtech”). Furthermore, on 28 March 2018, ING Bank received another claim on the same subject matter from the Dutch Association of Stockholders (Vereniging van Effectenbezitters, “VEB”). Each of the claimants allege inter alia that shareholders were misled by the prospectus of the rights issues of Imtech in July 2013 and October 2014. ING Bank, being one of the underwriters of the rights issues, is held liable by the claimants for the damages that investors in Imtech would have suffered. ING Bank responded to the claimants denying any and all responsibility in relation to the allegations made in the relevant letters. In September 2018, the trustees in the bankruptcy of Imtech claimed from various financing parties, including ING, payment of what the security agent has collected following bankruptcy or intends to collect, repayment of all that was repaid to the financing parties, as well as compensation for the repayment of the bridge financing. At this moment it is not possible to assess the outcome of these claims nor to provide an estimate of the (potential) effect of these claims.

Mexican Government Bond litigation: A class action complaint was filed adding ING Bank N.V., ING Groep N.V., ING Bank Mexico S.A. and ING Financial Markets LLC (“ING”) as defendants to a complaint that had previously been filed against multiple other financial institutions. The complaint alleges that the defendants conspired to fix the prices of Mexican Government Bonds. ING is defending itself against the allegations. Currently, it is not possible to provide an estimate of the (potential) financial effect of this claim. On 30 September 2019, the relevant court dismissed the antitrust complaint, finding that the plaintiffs had failed to identify any facts that links each defendant to the alleged conspiracy. On 9 December 2019, the plaintiffs filed an amended complaint removing all ING entities as defendants on the condition that the ING entities enter into a tolling agreement for the duration of two years. The relevant ING entities subsequently entered into a tolling agreement, which provides that the statute of limitations will not be tolled for the two-year duration of the agreement. Should the plaintiffs discover any evidence of potential involvement by ING in the activities alleged in the complaint, ING could be brought back into the litigation.